Revenue - Change in Contract Balances (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Change in Contract with Customer, Asset [Abstract]
Contract with customer, asset, net, beginning balance	$ 24,376
Payments received for services billed	(21,215)
Services provided and billed in current period	169,315
Payments received for services billed in current period	(151,126)
Contract with customer, asset, net, ending balance	21,350
Change in Contract with Customer, Liability [Abstract]
Contract with customer, liability, beginning balance	(31,296)
Deferred commissioning period revenue	3,165
Contract with customer, liability, ending balance	$ (28,131)